T. ROWE PRICE Global Technology Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  94.0%
BUSINESS SERVICES  1.1%
Information Services  1.1%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $38,692 (1)(2)(3) 89,982 61,880
Total Business Services 61,880
FINANCIAL SERVICES  3.1%
Other Financial Services  1.4%
Circle Internet Group (3) 144,348 13,772
Coinbase Global, Class A (3) 93,363 16,302
NU Holdings, Class A (3) 2,063,938 29,659
Robinhood Markets, Class A (3) 284,895 19,743
79,476
Payments  1.7%
Adyen (EUR) (3) 43,832 43,869
Block (3) 472,609 28,442
Wise, Class A (GBP) (3) 1,860,628 22,406
94,717
Total Financial Services 174,193
HARDWARE  8.2%
Consumer Electronics  6.4%
Apple  1,427,806 362,363
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250 (1)
(2)(3) 2,456,552 761
363,124
Electronic Equipment and Components  0.7%
Lumentum Holdings (3)(4) 39,812 27,978
Unimicron Technology (TWD)  1,001,000 14,647
42,625
Enterprise Hardware  1.1%
Cognex  664,911 32,574
Keyence (JPY)  83,700 29,789
62,363
Total Hardware 468,112
HEALTH CARE  0.0%
Health Care Services  0.0%
Capsule, Acquisition Date: 4/7/21, Cost $3,034 (1)(2)(3) 209,351 78
Total Health Care 78

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS  1.6%
Aerospace & Defense  1.0%
Axon Enterprise (3) 132,116 56,108
56,108
Automobile Manufacturers  0.6%
Tesla (3) 94,141 34,997
34,997
Total Industrials 91,105
INTERNET  4.6%
China Internet Media/Advertising  0.5%
Tencent Holdings (HKD)  445,400 28,093
28,093
China Internet Retail  0.7%
Alibaba Group Holding, ADR (4) 193,823 24,317
PDD Holdings, ADR (3) 159,196 16,267
40,584
Rest of World Internet Retail  0.7%
MercadoLibre (3) 9,864 17,055
Sea, ADR (3) 244,528 20,249
37,304
U.S. Internet Media/Advertising  1.3%
AppLovin, Class A (3) 183,638 73,088
73,088
U.S. Internet Services  1.4%
Canva, Class B, Acquisition Date: 11/24/20 - 12/22/21,
Cost $59,458 (1)(2)(3) 43,481 65,066
DoorDash, Class A (3) 85,659 12,862
77,928
Total Internet 256,997
IT SERVICES  0.2%
IT Services  0.2%
Globant (3) 192,043 8,855
Total IT Services 8,855
MEDIA & ENTERTAINMENT  1.4%
Direct-to-Consumer Subscription Services  0.5%
Netflix (3) 263,673 25,352

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Patreon, Class B, Acquisition Date: 8/19/21 - 10/14/21,
Cost $8,991 (1)(2)(3) 160,478 2,528
27,880
Video Gaming  0.9%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $35,169 (1)(2)(3) 55,593 25,860
Nintendo (JPY)  462,000 26,373
52,233
Total Media & Entertainment 80,113
SEMICONDUCTORS  58.3%
Analog Semiconductors  1.0%
Analog Devices  172,580 54,905
54,905
Digital Systems  18.8%
NVIDIA  6,149,588 1,072,488
1,072,488
Foundry  7.8%
Taiwan Semiconductor Manufacturing (TWD)  6,878,300 397,803
Tower Semiconductor (3) 276,852 48,582
446,385
Memory  5.7%
Samsung Electronics (KRW)  1,691,199 197,805
SK hynix (KRW)  218,888 124,189
321,994
Microcontrollers  1.9%
Infineon Technologies (EUR)  1,792,691 81,327
Renesas Electronics (JPY)  1,732,400 24,769
106,096
Processors  14.2%
Advanced Micro Devices (3) 1,001,890 203,814
ARM Holdings, ADR (3)(4) 238,631 36,100
Broadcom  1,117,117 345,759
Intel (3) 3,478,230 153,494
Lattice Semiconductor (3) 763,427 70,816
809,983
Semiconductor Capital Equipment  8.9%
ASM International (EUR)  63,361 48,025
ASML Holding (EUR)  174,969 232,666
BE Semiconductor Industries (EUR)  288,893 61,879
Entegris  470,603 55,174

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Lam Research  353,353 75,497
Teradyne  121,599 36,049
509,290
Total Semiconductors 3,321,141
SOFTWARE  14.2%
Back-Office Applications Software  1.7%
Samsara, Class A (3) 1,328,880 42,112
SAP (EUR)  321,992 54,894
97,006
Collaboration and Productivity Software  0.7%
ServiceNow (3) 301,339 31,505
Strategy (3)(4) 64,031 7,991
39,496
Design Software  1.4%
Cadence Design Systems (3) 129,012 35,849
Synopsys (3) 118,365 46,929
82,778
Front-Office Applications Software  0.2%
HubSpot (3) 55,155 13,463
13,463
Industry-Specific Software  0.9%
Shopify, Class A (3) 414,272 49,141
49,141
Infrastructure and Developer Tool Software  8.2%
Arista Networks (3) 423,041 51,941
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $5,483 (1)(2)(3) 342,512 65,077
Datadog, Class A (3) 238,508 28,156
Microsoft  564,519 208,968
Oracle  604,913 88,989
Snowflake (3) 145,868 22,000
465,131
Security Software  1.1%
Crowdstrike Holdings, Class A (3) 50,413 19,682
Palo Alto Networks (3) 167,629 26,874
Zscaler (3) 121,194 17,002
63,558
Total Software 810,573

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
TELECOM EQUIPMENT  1.3%
Wireline Equipment  1.3%
Ciena (3) 194,186 75,389
Total Telecom Equipment 75,389
Total Common Stocks (Cost $2,939,296) 5,348,436
CONVERTIBLE PREFERRED STOCKS  3.7%
BUSINESS SERVICES  0.5%
Information Services  0.5%
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $2,511 (1)
(2)(3) 8,184 5,628
Perplexity, Series D-1, Acquisition Date: 11/19/24,
Cost $6,378 (1)(2)(3) 193,950 13,488
Perplexity, Series E-1, Acquisition Date: 6/4/25, Cost $5,168 (1)
(2)(3) 104,960 7,300
Total Business Services 26,416
FINANCIAL SERVICES  0.1%
Other Financial Services  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $14,577 (1)
(2)(3) 882,194 6,458
Total Financial Services 6,458
HARDWARE  0.1%
Enterprise Hardware  0.1%
Sambanova Systems, Series E-1, Acquisition Date: 2/24/26,
Cost $5,547 (1)(2)(3) 178,970 5,547
Total Hardware 5,547
HEALTH CARE  0.0%
Health Care Services  0.0%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,034 (1)
(2)(3) 209,351 211
Total Health Care 211
INDUSTRIALS  0.3%
Transportation Technology Services  0.3%
Nuro, Series D, Acquisition Date: 10/29/21, Cost $4,552 (1)(2)
(3) 218,364 3,339
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,375 (1)
(2)(3) 85,888 14,492
Total Industrials 17,831

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INTERNET  0.4%
China Internet Media/Advertising  0.4%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $3,169 (1)
(2)(3) 64,291 21,216
21,216
U.S. Internet Services  0.0%
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $85 (1)(2)
(3) 50 75
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,197 (1)(2)
(3) 427,147 1,247
1,322
Total Internet 22,538
MEDIA & ENTERTAINMENT  0.1%
Direct-to-Consumer Subscription Services  0.1%
Patreon, Series D, Acquisition Date: 7/14/21 - 10/21/21,
Cost $23,806 (1)(2)(3) 425,114 6,696
Total Media & Entertainment 6,696
SOFTWARE  2.2%
Collaboration and Productivity Software  0.1%
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $19,390 (1)(2)(3) 103,534 3,779
3,779
Front-Office Applications Software  1.2%
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $38,695 (1)(2)(3) 274,498 71,132
71,132
Infrastructure and Developer Tool Software  0.9%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $164 (1)
(2)(3) 2,784 529
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $12,844 (1)(2)(3) 174,786 33,209
Databricks, Series I, Acquisition Date: 9/14/23, Cost $5,303 (1)
(2)(3) 72,147 13,708
DataRobot, Series F, Acquisition Date: 10/27/20,
Cost $15,838 (1)(2)(3) 1,205,132 1,326
DataRobot, Series G, Acquisition Date: 6/11/21,
Cost $12,075 (1)(2)(3) 441,318 485
49,257
Total Software 124,168
Total Convertible Preferred Stocks (Cost $185,708) 209,865

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  1.6%
Money Market Funds  1.6%
T. Rowe Price Government Reserve Fund, 3.71% (5)(6) 89,316,681 89,317
Total Short-Term Investments (Cost $89,317) 89,317
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.68% (5)(6) 4,701,247 4,701
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 4,701
Total Securities Lending Collateral (Cost $4,701) 4,701
Total Investments in Securities  99.4%
(Cost $3,219,022) $ 5,652,319
Other Assets Less Liabilities 0.6% 36,485
Net Assets 100.0% $ 5,688,804
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $431,115 and represents 7.6% of net assets.
(3) Non-income producing
(4) All or a portion of this security is on loan at March 31, 2026.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Global Technology Fund

ADR American Depositary Receipts
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 107 NASDAQ 100 E-Mini contracts 6/26 51,178 $ (1,787)
Net payments (receipts) of variation margin to date 3,446
Variation margin receivable (payable) on open futures contracts $ 1,659

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 271
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 271+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 428  ¤  ¤ $ 89,317
T. Rowe Price Treasury
Reserve Fund, 3.68% 19,474  ¤  ¤ 4,701
Total $ 94,018^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $271 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $94,018.

T. ROWE PRICE Global Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global
Technology Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Technology Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Global Technology Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(743,000) for the period ended March 31, 2026.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,738,652 $ 1,388,534 $ 221,250 $ 5,348,436
Convertible Preferred Stocks — — 209,865 209,865
Short-Term Investments 89,317 — — 89,317
Securities Lending Collateral 4,701 — — 4,701
Total $ 3,832,670 $ 1,388,534 $ 431,115 $ 5,652,319
Liabilities
Futures Contracts* $ 1,787 $ — $ — $ 1,787
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 212,545 $ 8,705 $ — $ — $ 221,250
Convertible Preferred Stocks 215,834 2,338 5,547 (13,854) 209,865
Total $ 428,379 $ 11,043 $ 5,547 $ (13,854) $ 431,115

T. ROWE PRICE Global Technology Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 221,250 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
0.8x
- 9.6x
7.5x Increase
Sales growth
rate
10%
- 24%
23% Increase
Enterprise
value to gross
profit multiple
4.9x
- 12.3x
10.3x Increase
Gross profit
growth rate
7%
- 25%
25% Increase
Probability
for potential
outcome
25%
- 50%
38% Increase
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 209,865 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Enterprise
value to sales
multiple
0.8x
- 30.7x
5.7x Increase
Sales growth
rate
10%
- 111%
29% Increase
Enterprise
value to gross
profit multiple
3.4x
- 12.3x
6.6x Increase
Gross profit
growth rate
7%
- 25%
11% Increase
Enterprise
value to
gross written
premiums
multiple
2.6x 2.6x Increase
Probability
for potential
outcome
10%
- 70%
33% Increase
Rate of return 29%
- 35%
32% Decrease
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount for
uncertainty
50%
- 100%
72% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F132-054Q1 03/26